Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2026
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
17.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2025	2026
Brokerage commissions	149,275	188,302
Brokerage commissions - related party	289,644	397,959
Port & other expenses	162,305	453,507
Bunkers consumption	25,770	41,821
Total Voyage expenses	$626,994	$1,081,589

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2025	2026
Crew & crew related costs	2,997,533	2,815,529
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	803,294	851,816
Lubricants	78,580	127,178
Insurance	179,295	201,339
Tonnage taxes	32,649	35,657
Other	456,977	685,069
Total Vessel operating expenses	$4,548,328	$4,716,588